Schedule of investments
Delaware Ivy High Yield Fund
December 31, 2022 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bond — 0.18%
Spirit Airlines 1.00% exercise price $49.07, maturity date 5/15/26	90,000	$ 72,900
Total Convertible Bond (cost $80,121)		72,900

Corporate Bonds — 91.43%
Automotive — 2.11%
Ford Motor 4.75% 1/15/43	220,000	158,410
Ford Motor Credit
3.375% 11/13/25	150,000	135,867
4.125% 8/17/27	150,000	134,594
4.542% 8/1/26	165,000	152,316

Goodyear Tire & Rubber 5.25% 7/15/31	315,000	258,061
		839,248
Banking — 0.43%
Deutsche Bank 6.00% 10/30/25 μ, ψ	200,000	170,614
		170,614
Basic Industry — 5.39%
ATI
4.875% 10/1/29 *	160,000	141,601
5.125% 10/1/31	312,000	276,260

Cerdia Finanz 144A 10.50% 2/15/27 #	165,000	138,442
Chemours 144A 5.75% 11/15/28 #	310,000	278,876
FMG Resources August 2006
144A 5.875% 4/15/30 #	220,000	205,254
144A 6.125% 4/15/32 #, *	95,000	88,734

Novelis 144A 4.75% 1/30/30 #	420,000	373,304
Standard Industries 144A 5.00% 2/15/27 #	420,000	388,172
Vibrantz Technologies 144A 9.00% 2/15/30 #	330,000	249,467
		2,140,110
Capital Goods — 2.51%
Bombardier 144A 6.00% 2/15/28 #	126,000	116,669
Clydesdale Acquisition Holdings 144A 6.625% 4/15/29 #	50,000	47,601
LABL 144A 5.875% 11/1/28 #	395,000	344,892
Sealed Air 144A 5.00% 4/15/29 #	140,000	131,802
TransDigm 4.625% 1/15/29	405,000	356,815
		997,779
Communications — 6.45%
Altice Financing 144A 5.00% 1/15/28 #	505,000	407,611
Altice France 144A 5.50% 10/15/29 #	775,000	592,344
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Connect Finco 144A 6.75% 10/1/26 #	380,000	$ 352,951
Consolidated Communications 144A 6.50% 10/1/28 #	155,000	120,832
Digicel International Finance 144A 8.75% 5/25/24 #	235,000	202,471
Frontier Communications Holdings
144A 5.00% 5/1/28 #	45,000	39,330
144A 5.875% 10/15/27 #	365,000	339,731
144A 6.75% 5/1/29 #	120,000	99,436
144A 8.75% 5/15/30 #	70,000	71,309

Northwest Fiber 144A 4.75% 4/30/27 #	165,000	145,384
Telesat Canada
144A 4.875% 6/1/27 #	236,000	106,364
144A 6.50% 10/15/27 #	280,000	81,433
		2,559,196
Consumer Goods — 0.99%
Clydesdale Acquisition Holdings 144A 8.75% 4/15/30 #	135,000	115,809
Pilgrim's Pride 144A 4.25% 4/15/31 #	315,000	268,380
Scotts Miracle-Gro 4.00% 4/1/31 *	10,000	7,654
		391,843
Energy — 14.29%
Apache 4.75% 4/15/43 *	286,000	216,295
Ascent Resources Utica Holdings 144A 5.875% 6/30/29 #	104,000	92,865
Callon Petroleum
144A 7.50% 6/15/30 #, *	125,000	114,538
144A 8.00% 8/1/28 #	405,000	386,604

CNX Midstream Partners 144A 4.75% 4/15/30 #	25,000	20,549
CNX Resources 144A 6.00% 1/15/29 #	420,000	387,084
Crestwood Midstream Partners 144A 6.00% 2/1/29 #	30,000	27,569
Endeavor Energy Resources 144A 5.75% 1/30/28 #	232,000	222,523
EQM Midstream Partners 144A 4.75% 1/15/31 #	569,000	466,270
Genesis Energy
7.75% 2/1/28	275,000	253,566
8.00% 1/15/27	429,000	405,757
Hilcorp Energy I
144A 6.00% 4/15/30 #	350,000	311,752
144A 6.00% 2/1/31 #	30,000	25,989
144A 6.25% 4/15/32 #	138,000	119,285

Murphy Oil 6.375% 7/15/28 *	478,000	460,782
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Schedule of investments
Delaware Ivy High Yield Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
NuStar Logistics
6.00% 6/1/26	237,000	$ 228,617
6.375% 10/1/30	279,000	258,477
Occidental Petroleum
4.20% 3/15/48	15,000	11,545
4.40% 4/15/46	63,000	49,316
4.40% 8/15/49	125,000	97,773
4.50% 7/15/44	65,000	52,072
6.45% 9/15/36	150,000	153,338
6.60% 3/15/46	120,000	123,749
Southwestern Energy
5.375% 2/1/29	108,000	100,279
5.375% 3/15/30	269,000	245,851
USA Compression Partners
6.875% 4/1/26	346,000	332,470
6.875% 9/1/27	50,000	46,830
Weatherford International
144A 6.50% 9/15/28 #	256,000	251,325
144A 8.625% 4/30/30 #	220,000	211,661
		5,674,731
Financial Services — 4.45%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #, μ	570,000	538,320
AerCap Holdings 5.875% 10/10/79 μ	219,000	199,708
Air Lease 4.65% 6/15/26 μ, ψ	80,000	67,058
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #, *	297,000	258,817
Credit Suisse Group 144A 9.75% 6/23/27 #, μ, ψ	200,000	174,713
Medline Borrower
144A 2.403% 10/1/29 #	118,000	93,935
144A 3.875% 4/1/29 #	323,000	260,902

Midcap Financial Issuer Trust 144A 6.50% 5/1/28 #	200,000	172,293
		1,765,746
Healthcare — 7.76%
Avantor Funding 144A 3.875% 11/1/29 #, *	566,000	476,020
Bausch Health 144A 6.125% 2/1/27 #	335,000	231,445
Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	240,000	201,067
Consensus Cloud Solutions
144A 6.00% 10/15/26 #	110,000	103,346
144A 6.50% 10/15/28 #	175,000	161,187

DaVita 144A 4.625% 6/1/30 #	405,000	326,649
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Healthcare (continued)
Encompass Health
4.625% 4/1/31	90,000	$ 77,501
4.75% 2/1/30	65,000	57,184

HCA 3.50% 9/1/30	270,000	233,503
ModivCare Escrow Issuer 144A 5.00% 10/1/29 #	300,000	253,380
Organon & Co. 144A 5.125% 4/30/31 #	450,000	390,436
Tenet Healthcare
144A 4.375% 1/15/30 #	365,000	316,572
144A 6.125% 10/1/28 #, *	280,000	251,280
		3,079,570
Insurance — 2.81%
HUB International 144A 5.625% 12/1/29 #	380,000	332,379
Jones Deslauriers Insurance Management 144A 10.50% 12/15/30 #	420,000	414,185
NFP
144A 6.875% 8/15/28 #	320,000	264,473
144A 7.50% 10/1/30 #	110,000	104,123
		1,115,160
Leisure — 8.66%
Boyd Gaming 144A 4.75% 6/15/31 #	510,000	444,302
Caesars Entertainment 144A 6.25% 7/1/25 #	430,000	418,693
Carnival
144A 5.75% 3/1/27 #	717,000	513,207
144A 6.00% 5/1/29 #	121,000	80,859
144A 7.625% 3/1/26 #, *	153,000	121,538

Hilton Grand Vacations Borrower Escrow 144A 5.00% 6/1/29 #	600,000	516,765
Royal Caribbean Cruises
144A 5.375% 7/15/27 #	613,000	497,113
144A 5.50% 8/31/26 #, *	30,000	25,275
144A 5.50% 4/1/28 #	338,000	270,339

Scientific Games Holdings 144A 6.625% 3/1/30 #	340,000	287,640
Scientific Games International 144A 7.25% 11/15/29 #	275,000	264,495
		3,440,226
Media — 10.89%
AMC Networks 4.25% 2/15/29 *	270,000	168,633
Arches Buyer 144A 6.125% 12/1/28 #	315,000	253,211
Belo 7.25% 9/15/27	217,000	206,523

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(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Media (continued)
CCO Holdings
144A 4.50% 8/15/30 #	680,000	$ 563,319
144A 5.375% 6/1/29 #	235,000	213,033

CMG Media 144A 8.875% 12/15/27 #	300,000	226,284
CSC Holdings
144A 4.625% 12/1/30 #	710,000	393,936
144A 5.375% 2/1/28 #	175,000	141,370

Cumulus Media New Holdings 144A 6.75% 7/1/26 #	265,000	223,019
Directv Financing 144A 5.875% 8/15/27 #	395,000	354,141
DISH DBS 144A 5.75% 12/1/28 #	310,000	248,000
Gray Television 144A 4.75% 10/15/30 #	465,000	337,125
LABL 144A 8.25% 11/1/29 #	71,000	56,683
Nexstar Media 144A 4.75% 11/1/28 #	255,000	220,960
Sirius XM Radio 144A 4.125% 7/1/30 #	570,000	471,655
VZ Secured Financing 144A 5.00% 1/15/32 #	305,000	248,402
		4,326,294
Real Estate — 4.60%
CTR Partnership 144A 3.875% 6/30/28 #	223,000	189,358
Cushman & Wakefield US Borrower 144A 6.75% 5/15/28 #	370,000	353,766
HAT Holdings I
144A 3.375% 6/15/26 #	185,000	160,985
144A 6.00% 4/15/25 #	353,000	342,410

Kennedy-Wilson 4.75% 2/1/30	235,000	179,493
Ladder Capital Finance Holdings
144A 4.25% 2/1/27 #	633,000	532,846
144A 4.75% 6/15/29 #	85,000	68,751
		1,827,609
Retail — 3.68%
Asbury Automotive Group
144A 4.625% 11/15/29 #	245,000	206,736
4.75% 3/1/30	215,000	180,105

LSF9 Atlantis Holdings 144A 7.75% 2/15/26 #	374,000	331,480
Murphy Oil USA
144A 3.75% 2/15/31 #	75,000	61,861
4.75% 9/15/29	400,000	366,722

PetSmart 144A 7.75% 2/15/29 #	335,000	315,258
		1,462,162
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Services — 4.98%
Ahern Rentals 144A 7.375% 5/15/23 #	145,000	$ 145,000
CDW 3.569% 12/1/31	375,000	309,717
Clarivate Science Holdings
144A 3.875% 7/1/28 #	95,000	82,420
144A 4.875% 7/1/29 #	279,000	237,610

NESCO Holdings II 144A 5.50% 4/15/29 #	300,000	262,890
Prime Security Services Borrower
144A 3.375% 8/31/27 #	270,000	233,485
144A 5.75% 4/15/26 #	185,000	178,469

Sotheby's 144A 5.875% 6/1/29 #	195,000	163,995
United Rentals North America 144A 6.00% 12/15/29 #	170,000	169,265
White Cap Buyer 144A 6.875% 10/15/28 #	223,000	193,262
White Cap Parent 144A PIK 8.25% 3/15/26 #, «	2,000	1,731
		1,977,844
Technology & Electronics — 4.64%
AthenaHealth Group 144A 6.50% 2/15/30 #	160,000	118,209
CommScope Technologies 144A 6.00% 6/15/25 #	138,000	125,864
Entegris Escrow
144A 4.75% 4/15/29 #	125,000	114,244
144A 5.95% 6/15/30 #	365,000	337,078

ION Trading Technologies 144A 5.75% 5/15/28 #	275,000	230,436
NCR 144A 5.125% 4/15/29 #	454,000	380,501
Sensata Technologies 144A 4.00% 4/15/29 #	160,000	138,216
TTM Technologies 144A 4.00% 3/1/29 #	463,000	397,713
		1,842,261
Transportation — 3.01%
Air Canada 144A 3.875% 8/15/26 #	235,000	208,547
American Airlines 144A 5.75% 4/20/29 #	162,615	148,916
Grupo Aeromexico 144A 8.50% 3/17/27 #	255,000	225,545
Laredo Petroleum 144A 7.75% 7/31/29 #	280,000	252,388
Seaspan 144A 5.50% 8/1/29 #	475,000	360,587
		1,195,983

NQ-IV901 [12/22] 2/23 (2747689)    3

Schedule of investments
Delaware Ivy High Yield Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Utilities — 3.78%
Calpine
144A 3.75% 3/1/31 #	307,000	$ 247,582
144A 4.625% 2/1/29 #	50,000	42,983
144A 5.125% 3/15/28 #, *	275,000	245,940

PG&E 5.25% 7/1/30 *	330,000	300,806
Vistra
144A 7.00% 12/15/26 #, μ, ψ	455,000	414,677
144A 8.00% 10/15/26 #, *, μ, ψ	260,000	248,839
		1,500,827
Total Corporate Bonds (cost $40,794,914)		36,307,203

Municipal Bonds — 0.59%
Commonwealth of Puerto Rico(Restructured)
Series A-1 2.986% 7/1/24^	6,469	5,998
Series A-1 4.00% 7/1/35	14,120	11,917

GDB Debt Recovery Authority of Puerto Rico 7.50% 8/20/40	259,520	217,348
Total Municipal Bonds (cost $266,122)		235,263
	Number of shares
Short-Term Investments — 5.42%
Money Market Mutual Funds — 5.42%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.76%)	538,393	538,393
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.06%)	538,393	538,393
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.23%)	538,393	538,393
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.11%)	538,394	$ 538,394
Total Short-Term Investments (cost $2,153,573)		2,153,573

Total Value of Securities Before Securities Lending Collateral—97.62% (cost $43,294,730)		38,768,939

Securities Lending Collateral — 0.36%
Money Market Mutual Fund — 0.36%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 4.31%)	142,700	142,700
Total Securities Lending Collateral (cost $142,700)		142,700

Total Value of Securities—97.98% (cost $43,437,430)		38,911,639■
Obligation to Return Securities Lending Collateral — (0.36%)		(142,700)
Receivables and Other Assets Net of Liabilities — 2.37%		943,086
Net Assets Applicable to 4,859,360 Shares Outstanding—100.00%		$39,712,025
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2022. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
*	Fully or partially on loan.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2022, the aggregate value of Rule 144A securities was $29,131,341, which represents 73.36% of the Fund's net assets.
«	PIK. The first payment of cash and/or principal will be made after December 31, 2022.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
■	Includes $2,732,687 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $2,593,750.

4    NQ-IV901 [12/22] 2/23 (2747689)

(Unaudited)
Summary of abbreviations:
DAC – Designated Activity Company
PIK – Payment-in-kind
Summary of abbreviations: (continued)
USD – US Dollar
NQ-IV901 [12/22] 2/23 (2747689)    5